Leases (Details) - Schedule of remaining lease term and discount rate	12 Months Ended
Dec. 31, 2021
Schedule of remaining lease term and discount rate [Abstract]
Weighted average remaining lease term (years)	3 years 1 month 6 days
Weighted average discount rate	5.55%